Accounts Receivable (Details) - Schedule of Changes of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Changes of Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 2,197,396	$ 3,066,937
Addition (reduction) of bad debt allowance	257,784	(580,631)
Exchange difference	(63,539)	(288,910)
Ending balance	$ 2,391,641	$ 2,197,396